Bank overdrafts, bonds and bank loans (Tables)	12 Months Ended
Dec. 31, 2020
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Bank Overdrafts, Bonds and Bank Loans Amounts Falling Due Within One Year
Amounts falling due within one year:

	2020 £m	2019 1 £m
Bank overdrafts	8,562.0	8,572.4
Corporate bonds and bank loans	57.2	225.6
	8,619.2	8,798.0

Note
1	Figures have been restated as described in the accounting policies.

Corporate Bonds and Bank Loans Amounts Falling Due After More Than One Year	Amounts falling due after more than one year:

	2020 £m	2019 £m
Corporate bonds and bank loans	4,975.5	4,047.3

Maturity Analysis for Non-derivative Financial Liabilities
The corporate bonds, bank loans and overdrafts included within liabilities fall due for repayment as follows:

	2020 £m	2019 1 £m
Within one year	8,619.2	8,798.0
Between one and two years	590.9	96.4
Between two and three years	669.4	590.4
Between three and four years	540.2	632.1
Between four and five years	445.6	554.3
Over five years	2,729.4	2,174.1
	13,594.7	12,845.3

Note
1	Figures have been restated as described in the accounting policies.